Balance Sheets (Parenthetical) - ¥ / shares	Sep. 30, 2025	Mar. 31, 2025	Jan. 07, 2025
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	¥ 1.66667	¥ 1.66667	¥ 1.66667
Common Stock, Shares Authorized	168,000,000	168,000,000	168,000,000
Ordinary share, shares issued	45,960,000	42,210,000	42,210,000
Ordinary share, shares outstanding	45,960,000	42,210,000